PREPAYMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
	June 30, 2026	December 31, 2025
	USD	USD

Finished goods	521,683	2,256,352
Spare parts for production	227,938	227,938
Total	749,621	2,484,290

SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS

	June 30, 2026	December 31, 2025
	USD	USD
Advance payments made for:
Purchase of flooring and decking products (Note 1)	3,687,140	4,809,834
Purchase of logs (Note 2)	147,536	147,536
Prepayment for financing activities	70,214	-
Others (Note 3)	155,598	210,992
	4,060,488	5,168,362
Less: Amounts to be utilized within 12 months shown under current assets	(4,060,488)	(5,168,362)
Amounts to be utilized after 12 months shown under non-current assets	-	-

Notes:

1.	Included in the prepayments, USD3.7 million (2025: USD4.8 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.

2.	Included in the prepayments, USD0.1 million (2025: USD0.1 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production.

3.	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses.